iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Advanced MSCI USA ETF (USXF) and
iShares ESG Advanced MSCI EAFE ETF (DMXF)
(each a “Fund”)
The following changes to each Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:

1.	The following shall be added to the end of the fourth paragraph of the section of the Prospectus and Summary Prospectus for each Fund entitled “Principal Investment Strategies”:
At each quarterly review, the maximum weight of any issuer in the Underlying Index is capped at such issuer’s weight in the Parent Index plus 5%. The excess weight of the capped issuers is distributed among the remaining constituents in proportion to their existing weights in the Underlying Index.

2.	The section of the SAI for USXF entitled “The MSCI Indexes – MSCI USA Choice ESG Screened Index” – “Index Description” shall be updated as follows:

a.	The reference to the MSCI Emerging Markets Index in the second sentence shall be deleted and replaced with “MSCI USA Index.”

b.	The following paragraph shall be added after the last bullet point:
The MSCI USA Choice ESG Screened Index is reviewed quarterly to coincide with the semi-annual and quarterly review of the MSCI USA Index. At each quarterly review, the maximum weight of any issuer in the MSCI USA Choice ESG Screened Index is capped at such issuer’s weight in the MSCI USA Index plus 5%. The excess weight of the capped issuers is distributed among the remaining constituents in proportion of their existing weights in the MSCI USA Choice ESG Screened Index.

3.	The following shall be added after the last bullet point in the section of the SAI for DMXF entitled “The MSCI Indexes – MSCI EAFE Choice ESG Screened Index – “Index Description”:
The MSCI EAFE Choice ESG Screened Index is reviewed quarterly to coincide with the semi-annual and quarterly review of the MSCI EAFE Index. At each quarterly review, the maximum weight of any issuer in the MSCI EAFE Choice ESG Screened Index is capped at such issuer’s weight in the MSCI EAFE Index plus 5%. The excess weight of the capped issuers is distributed among the remaining constituents in proportion of their existing weights in the MSCI EAFE Choice ESG Screened Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑USXF+DMXF‑0526

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